Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Interest expense for liabilities carried at fair value	$ 726	$ 650	$ 2,061	$ 1,776
Interest expense for liabilities carried at amortized cost	$ 11,583	$ 9,266	$ 33,030	$ 24,458